Other Financial Assets	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Assets [Abstract]
Other Financial Assets
12.	OTHER FINANCIAL ASSETS

The following tables outlines changes in Other financial assets. Additional details on how the fair value of significant investments is calculated are included in Note 31.

				Balance at					Balance at
			Accounting	March 31,				Exercise of	March 31,
Entity	Instrument	Note	method	2018	Additions	FVOCI	FVTPL	warrants	2019

TerrAscend	Warrants	11(iii)	FVTPL	$75,154	$-	$-	$36,473	$(111,627)	$-
TerrAscend	Exchangeable shares	11(iii)	FVOCI	-	135,000	25,000	-	-	160,000
PharmHouse	Loan receivable	11(i)	Amortized cost	-	40,000	-	-	-	40,000
SLANG	Warrants	12(iv)	FVTPL	-	-	-	44,000	-	44,000
JWC	Shares	12(ii)	FVOCI	10,591	2,124	(326)	-	-	12,389
HydRx	Shares	12(iii)	FVOCI	12,401	-	-	-	5,210	17,611
HydRx	Warrants	12(iii)	FVTPL	5,210	-	-	-	(5,210)	-
AusCann	Shares	12(i)	FVOCI	39,086	3,975	(30,988)	-	-	12,073
AusCann	Options	12(i)	FVTPL	10,487	915	-	(9,843)	-	1,559
Agripharm	Repayable debenture	27(d)	FVTPL	2,326	9,000	-	(1,072)	-	10,254
CanapaR	Options	11(iv)	FVTPL	-	-	-	7,500	-	7,500
Greenhouse	Convertible debenture		FVTPL	-	5,911	-	33	-	5,944
Radicle	Repayable debenture		FVTPL	3,075	2,000	-	(11)	-	5,064
48North	Shares		FVOCI	-	1,217	3,922	421	-	5,560
LiveWell	Shares		FVOCI	-	250	(710)	4,798	-	4,338
Civilized	Convertible debenture		FVTPL	-	3,741	-	666	-	4,407
Solo Growth	Shares		FVOCI	-	3,265	(5,213)	6,192	-	4,244
Headset	Shares		FVOCI	-	4,085	(76)	-	-	4,009
Good Leaf	Shares		FVOCI	-	4,566	45	-	-	4,611
Other - classified as FVTPL	Various		FVTPL	5,133	6,131	-	2,579	-	13,843
Other - classified as FVOCI	Various		FVOCI	-	6,018	3	-	-	6,021

				$163,463	$228,198	$(8,343)	$91,736	$(111,627)	$363,427

				Balance at					Balance at
			Accounting	March 31,				Interest	March 31,
Entity	Instrument	Note	method	2017	Additions	FVOCI	FVTPL	Revenue	2018

TerrAscend	Warrants	11(iii)	FVTPL	$-	$7,540	$-	$67,614	$-	$75,154
AusCann	Shares	12(i)	FVOCI	18,328	1,214	19,544	-	-	39,086
AusCann	Options	12(i)	FVTPL	5,702	-	-	4,785	-	10,487
JWC	Shares	12(ii)	FVOCI	-	3,863	6,728	-	-	10,591
HydRx	Shares	12(iii)	FVOCI	-	-	12,401	-	-	12,401
HydRx	Warrants	12(iii)	FVTPL	-	-	-	5,210	-	5,210
Agripharm	Repayable debenture	27(d)	FVTPL	-	2,414	-	-	(88)	2,326
Other - classified as FVTPL	Various		FVTPL	-	7,408	-	563	237	8,208

				$24,030	$22,439	$38,673	$78,172	$149	$163,463

(i)

AusCann operates in Australia's medical cannabis industry and is listed on the Australian Stock Exchange. Prior to July 12, 2018, the Company owned common shares of AusCann and 7,677,639 options which are exercisable at AUD$ 0.20 and expire on January 19, 2020.

On July 12, 2018, the Company invested an additional $4,890 in AusCann through a private placement in exchange for common shares and 2,272,500 options. These options are exercisable at AUD$ 1.465 for a term of 30 months. If the closing price of AusCann is AUD$ 2.25 or greater for 10 consecutive trading days, AusCann has the right to force early exercise of the option. The consideration was allocated $3,975 to the shares and $915 to the warrants based on their fair value on the transaction date.

Following this financing the Company’s ownership interest in AusCann is 11.13%.

(ii)

JWC is licensed to cultivate, process and sell cannabis under the Cannabis Act, and is listed on the TSX Venture Exchange. In the year ended March 31, 2018, the Company acquired common shares and warrants for $3,975, advanced $2,500 under a repayable debenture and also entered into a royalty agreement with JWC.

On April 6, 2018, the Company subscribed for subscription receipts in JWC for $2,300 in connection with a private placement financing, with each receipt entitling the Company to one common share in the capital of JWC and one-half of one common share purchase warrant. Of the subscription price, $2,124 was allocated to the shares and the remainder to the warrants.

The Company’s ownership interest in JWC is 14.2%.

(iii)

HydRx operates as Scientus Pharma Inc., a company involved in medical cannabis research and development. In the year ended March 31, 2018, HydRx completed a financing that provided a measure of the fair value of their privately held common shares and warrants and the respective fair values were adjusted to $12,401 and $5,210.

In the year ended March 31, 2019, the Company completed a cashless exercise of all of the warrants it held in HydRx in exchange for common shares. At March 31, 2019, the Company holds approximately a 9% ownership interest in HydRx.

(iv)

SLANG Worldwide Inc. (“SLANG”) is a cannabis-focused branded consumer products company which is listed on the Canadian Securities Exchange. The Company holds share purchase warrants which allow it to acquire shares of SLANG on the occurrence of the triggering event providing the Company enters into a collaboration agreement with SLANG at the time of exercise. The number and exercise price of the share purchase warrants is dependent on the financings completed by SLANG up until the point of exercise. The triggering event is the date the growth, cultivation, production, sale, use and consumption of cannabis and cannabis-related products are permitted in the U.S. for any and all purposes under all applicable federal laws. The warrants expire the earlier of two years following the triggering event and December 15, 2032.

As at March 31, 2019, the share purchase warrants would provide the Company with the right to acquire:

•	31,619,975 shares for an aggregate exercise price of one dollar
•	11,602,370 shares at an exercise price of $1.50 per share
•	5,801,184 shares at an exercise price of $2.25 per share

As at March 31, 2019, management has estimated the fair value of the warrant at to be $44,000 using a Black-Scholes option pricing model, across a series of possible exercise dates. The fair value of the SLANG warrant was calculated as the sum of the probability weighted option values. At March 31, 2018, the Company had estimated that this warrant had a nominal value.